S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Apr. 10, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Compensation of the Sponsor and its affiliates in connection with the Business Combination:
The Sponsor will receive at the Effective Time (i) 9,932,246 shares of Domesticated GigCapital7 Common Stock (the “Founder Shares

are the number of shares remaining from the 10,207,246 Founder Shares acquired for an aggregate purchase price of
100,000
prior to the IPO, following the transfer in the aggregate to two non-affiliated third parties of 275,000 Founder Shares (one transfer a charitable gift and the other a sale as described below), and (ii)
3,719,000
Domesticated GigCapital7 Warrants upon the conversion of 3,719,000 GigCapital7 Warrants pursuant to the Domestication, which it acquired in a private placement consummated simultaneously with the IPO at a price of $
0.01561
per warrant, for an aggregate purchase price of $
58,060
(each, a “
Private Placement Warrant
”).
The securities issued to the Sponsor may result in a material dilution
of the equity interests of non-redeeming holders of the GigCapital7 Ordinary Shares sold in the IPO (“
Publ
ic Shareholders
”). See “
Dilution
”,

“
The Bus
iness Combination Proposal—Interests of Certain GigCapital7
Persons in the Business Combination” and “Information About GigCapital7
—
Compensation of our Executive Officers and Directors
”.
The Sponsor is controlled by Dr. Avi S. Katz, GigCapital7’s Chairman and Chief Executive Officer, and Dr. Raluca Dinu, a member of the board of directors of GigCapital7 who share voting and investment discretion with respect to the Founder Shares and the Private Placement Warrants held by the Sponsor. Dr. Katz and Dr. Dinu have an economic interest in 9,932,246 GigCapital7 Ordinary Shares, representing 100% of the Founder Shares held by the Sponsor. Dr. Katz and Dr. Dinu further have an economic interest in 3,719,000 GigCapital7 Warrants, representing 100% of the Private Placement Warrants held by the Sponsor. Dr. Katz and Dr. Dinu paid an aggregate of $158,060 for their economic interests in Founder Shares and Private Placement Warrants that will be converted in connection with the Business Combination into 9,932,246 shares of Domesticated GigCapital7 Common Stock and 3,719,000 Domesticated GigCapital7 Warrants assuming no redemptions. On January 21, 2026, the Sponsor transferred 175,000 Founder Shares that it previously held to a non-affiliated third party for $148,750. No other director or officer of GigCapital7 has economic interests in the Founder Shares or Private Placement Warrants held by the Sponsor. See “
Information About GigCapital7—Formation and Initial Public Offering
”.
On January 19, 2026, Samuel Gibson, Hadron Energy’s Founder and Chief Executive Officer, transferred an aggregate of 1,750 shares of Hadron Common Stock to Dr. Avi Katz (875 shares) and Dr. Raluca Dinu (875 shares) as consideration for services provided to Mr. Gibson in facilitating a SAFE investment for Hadron Energy. See “
The Business Combination Proposal—Transaction Support Agreement
”.
Dr. Avi Katz and Dr. Raluca Dinu have also been offered seats on the Board of Directors of Domesticated GigCapital7 (the “
Domesticated GigCapital7 Board
”) following the Closing, as have two other independent members of board of directors of GigCapital7, Raanan Horowitz and Ambassador Adrian Zuckerman. All members of the Domesticated GigCapital7 Board and all executive officers of Domesticated GigCapital7 will be eligible for awards under the New Equity Incentive Plan (as defined in the accompanying proxy statement/prospectus) and, thus, have a personal interest in the approval of the New Equity Incentive Plan. Nevertheless, the GigCapital7 Board believes that it is important to provide incentives and rewards for superior performance and the retention of executive officers and experienced directors, among others, by adopting the New Equity Incentive Plan.
The Sponsor and GigCapital7’s officers and directors will also be reimbursed for out-of-pocket
expenses related to identifying, investigating and consummating an initial business combination, and repayment of any other loans, if any, and on such terms as to be determined by GigCapital7 from time to time, made by Sponsor or certain of GigCapital7’s officers and directors to finance transaction costs in connection with an intended initial business combination. As of April 3, 2026, a date most reasonably practicable for providing the following information, an aggregate of approximately $5,738 of reimbursable out-of-pocket
expenses were outstanding. In addition, GigCapital7 has agreed to pay $30,000 a month for office space, administrative services and secretarial support to an affiliate of the Sponsor, GigManagement, LLC. Services commenced on August 28, 2024, the date that GigCapital7’s securities were first listed on Nasdaq, and will terminate upon the earlier of the consummation by GigCapital7 of an initial business combination or the liquidation of GigCapital7.
T
he board of directors of GigCapital7 has approved quarterly advisory fee payments to each director, including Dr. Avi Katz and Dr. Raluca Dinu, in connection with services rendered on GigCapital7’s behalf. These advisory fees compensate directors for time spent identifying and investigating potential business combination targets, performing due diligence on suitable business combinations, attending board and committee meetings, and providing administrative and analytical support in furtherance of GigCapital7’s search for and evaluation of an initial business combination. Each director is entitled to receive $6,000 per quarter under this arrangement prior to the entry into the Business Combination Agreement and $8,000 per quarter thereafter. No payments were made in respect of 2024, and three quarterly payments were made in 2025, with $14,000 per director ($84,000 in the aggregate for all six directors) remaining outstanding as of December 31, 2025. Such outstanding amounts will be paid consummation of the proposed Business Combination.
Under the Business Combination Agreement, GigCapital7 is permitted to borrow Working Capital Loans. If GigCapital7 completes an initial business combination, GigCapital7 would repay the Working Capital Loans out of the proceeds of the Trust Account released to GigCapital7. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that an initial business combination does not close, GigCapital7 may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay such Working Capital Loans. If such funds are insufficient to repay the Working Capital Loans, the unpaid amounts would be forgiven. The Working Capital Loans are to be repaid upon consummation of an initial business combination, without interest. The Sponsor or an affiliate of the Sponsor, or certain of GigCapital7’s officers and directors may convert any Working Capital Loans made to GigCapital7 as described below. As of the date of this proxy statement/prospectus, there is $148,000 in principal amount of Working Capital Loans outstanding to the Sponsor. This Working Capital Loan may be converted into 14,800 units consisting of 14,800 shares of Domesticated GigCapital7 Common Stock and warrants to purchase 14,800 shares of Domesticated GigCapital7 Common Stock with an exercise price of $11.50 per share. In addition, although there is no intent to have any further Working Capital Loans, to the extent that there are any, up to $1,500,000 in the aggregate of Working Capital Loans can be converted into units on these terms. Additionally, GigCapital7’s officers and directors will be entitled to continued indemnification and the continuation of directors’ and officer’s liability insurance policy for a period of six (6) years after the Business Combination.
GigCapital7’s independent directors are not stockholders of the Sponsor. However, these individuals will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The reimbursement of expenses and advances and the securities issued to the Sponsor, Dr. Katz and Dr. Dinu may result in a material dilution of the equity interests of non-redeeming Public Shareholders. See “
Dilution”, “The Business Combination Proposal—Interests of Certain GigCapital7 Persons in the Business Combination” and “Information About GigCapital7—
Compensation of our Executive Officers and Directors
”.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
GigCapital7’s independent directors are not stockholders of the Sponsor. However, these individuals will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. The reimbursement of expenses and advances and the securities issued to the Sponsor, Dr. Katz and Dr. Dinu may result in a material dilution of the equity interests of non-redeeming Public Shareholders. See “
Dilution”, “The Business Combination Proposal—Interests of Certain GigCapital7 Persons in the Business Combination” and “Information About GigCapital7—
Compensation of our Executive Officers and Directors
”.